UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2017

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Fortified Value ETF
Ticker: FTVA

Aptus ETFs

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO” or the “Fund”.  The information presented in this letter relates to BEMO’s performance from May 1st, 2017 through October 31st, 2017 (the “Period”).

Behavioral Momentum Index (“the Index”), is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate US Treasury Bonds dependent on the overall market environment.

For the Period BEMO was up 12.97% at market and 13.08% at NAV. Over the same Period the S&P 500 Total Return Index was up 9.10%.

The largest positive contributor to return for the Period was Applied Materials, Inc. (AMAT), gaining 35.93% and adding 1.60% to the return of BEMO.  The second largest contributor was Intuitive Surgical, Inc. (ISRG), gaining 33.27% and adding 1.42% to the return of BEMO.  The third largest contributor was Nvidia Corporation (NVDA), gaining 18.62% and adding 1.22% to the return of BEMO.

The largest negative contributor to the return for the Period was Tapestry, Inc. (TPR), down 13.34% and detracting 0.55% from BEMO.  The second largest negative contributor was Hasbro, Inc. (HAS), down 11.11% and detracting 0.46% from BEMO.  The third largest negative contributor was Ulta Beauty, Inc. (ULTA), down 11.28% and detracting 0.41% from BEMO.

The Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the Index aims to provide built-in risk management designed to avoid most large negative market movements.

BEMO has benefited from more consistent sector leadership over the last six months.  The Behavioral Momentum Index is designed to adapt as the markets determine which sectors will lead and which will lag.

Aptus Behavioral Momentum ETF

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology developed by Aptus Capital Advisors quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Fortified Value ETF

Dear FTVA Shareholders,

Thank you for your investment in the Aptus Fortified Value ETF, referred to herein as “FTVA” or the “Fund”.  The information presented in this letter relates to FTVA’s inception date on October 31, 2017.

Typically, this letter provides commentary on performance, but as there is no performance to comment on as the Fund only has a single day of data, we wanted to provide an introduction to the Fund as well as the underlying index.

The Aptus Fortified Value Index (“the Index”) is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.-listed common stocks and real estate investment trusts (“REITs”), while attempting to hedge against significant U.S. equity market declines when the market is overvalued.  The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market.  When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge.

The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the universe. The Index scores each company in the universe on a proprietary series of objective, fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on invested capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”.

FTVA is designed to replicate the Index and provide shareholders exposure to stocks that exhibit certain quality and value characteristics along with the possible protection of a tail hedge.  As the market climbs higher, the potential effectiveness of this strategy can be compelling.  We aim to manage drawdown through our tail hedge while also generating capital to deploy into cheapened stocks exhibiting the characteristics mentioned above if volatility were to hit the markets.

We appreciate your interest in FTVA.  If we can elaborate on the underlying methodology of the Aptus Fortified Value Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Fortified Value ETF

Investing involves risk. Principal loss is possible. The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The Index methodology is based on a “value” style of investing, and consequently, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. When the Index’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Index is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.-listed common stocks and real estate investment trusts (“REITs”), while hedging against significant U.S. equity market declines when the market is overvalued. The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market. When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge, as described below. Equity Component. The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the universe. The Index scores each company in the universe on a proprietary series of objective, fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Fortified Value ETF

Definitions:

Free Cash Flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Return on Invested Capital (ROIC) – A calculation used to assess a company’s efficiency at allocating the capital under its control to profitable investments.

Price to Earnings Ratio – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Aptus Capital Advisors is the adviser to the Aptus Fortified Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of October 31, 2017 (Unaudited)

Aptus Behavioral Momentum ETF
Percentage of
Sector	Net Assets
Manufacturing	41.3%
Information	12.5
Retail Estate	11.3
Finance and Insurance	11.1
Administrative and Support and Waste Management
and Remediation Services	7.2
Accommodation and Food Services	4.3
Arts, Entertainment, and Recreation	4.2
Professional, Scientific, and Technical Services	4.0
Transportation and Warehousing	3.9
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus Fortified Value ETF
Percentage of
Sector	Net Assets
Manufacturing	33.6%
Retail Trade	19.5
Information	15.7
Professional, Scientific, and Technical Services	13.7
Administrative and Support and Waste Management
and Remediation Services	6.0
Health Care and Social Assistance	4.2
Finance and Insurance	4.0
Construction	2.1
Other Assets in Excess of Liabilities	0.7
Purchased Options	0.5
Total	100.0%

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Accommodation and Food Services – 4.3%
14,595	Marriott International, Inc.	$1,743,811

	Administrative and Support and Waste
	Management and Remediation Services – 7.2%
11,510	Gartner, Inc. (a)	1,442,318
18,035	Waste Management, Inc.	1,481,936
		2,924,254

	Arts, Entertainment, and Recreation – 4.2%
25,843	Activision Blizzard, Inc.	1,692,458

	Finance and Insurance – 11.1%
14,828	Cboe Global Markets, Inc.	1,676,454
29,052	CIT Group, Inc.	1,354,404
29,561	Morgan Stanley	1,478,050
		4,508,908

	Information – 12.5%
11,471	ANSYS, Inc. (a)	1,568,200
9,267	Netflix, Inc. (a)	1,820,317
14,049	Red Hat, Inc. (a)	1,697,541
		5,086,058

	Manufacturing – 41.3%
12,668	Albemarle Corporation	1,784,795
9,357	Apple, Inc.	1,581,707
38,024	Applied Materials, Inc.	2,145,694
6,143	Boeing Company	1,584,771
4,526	CR Bard, Inc.	1,480,319
4,912	Intuitive Surgical, Inc. (a)	1,843,768
12,757	Packaging Corporation of America	1,483,256
12,364	PVH Corporation	1,567,879
11,611	Vertex Pharmaceuticals, Inc. (a)	1,697,877
23,697	Xylem Inc/NY	1,576,562
		16,746,628

	Professional, Scientific, and Technical Services – 4.0%
12,873	ServiceNow, Inc. (a)	1,626,761

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate – 11.3%
10,715	American Tower Corporation #	$1,539,424
3,265	Equinix, Inc. #	1,513,327
23,620	Prologis, Inc. #	1,525,380
		4,578,131

	Transportation and Warehousing – 3.9%
12,811	Royal Caribbean Cruises, Ltd.	1,585,617
	TOTAL COMMON STOCKS
	(Cost $35,485,759)	40,492,626
	TOTAL INVESTMENTS – 99.8%
	(Cost $35,485,759)	40,492,626
	Other Assets in Excess of Liabilities – 0.2%	71,429
	NET ASSETS – 100.0%	$40,564,055

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
#	Real Estate Investment Trust (“REIT”)
	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 98.8%

	Administrative and Support and Waste
	Management and Remediation Services – 6.0%
218	Alliance Data Systems Corporation	$48,773
786	Paychex, Inc.	50,139
1,010	Robert Half International, Inc.	52,288
		151,200

	Construction – 2.1%
16	NVR, Inc. (a)	52,502

	Finance and Insurance – 4.0%
1,992	H&R Block, Inc.	49,282
2,514	Western Union Company	49,928
		99,210

	Health Care and Social Assistance – 4.2%
876	Davita Healthcare Partners, Inc. (a)	53,208
1,182	Mednax, Inc. (a)	51,760
		104,968

	Information – 15.7%
978	Akamai Technologies, Inc. (a)	51,100
890	AMC Networks, Inc. (a)	45,283
604	Citrix Systems, Inc. (a)	49,896
2,584	Discovery Communications, Inc. (a)	48,786
594	Scripps Networks Interactive, Inc.	49,468
8,672	Sirius XM Holdings, Inc.	47,176
1,592	CSRA, Inc.	50,928
2,738	First Data Corporation (a)	48,764
		391,401

	Manufacturing – 33.6%
538	Carter, Inc.	52,041
1,474	Cisco Systems, Inc.	50,337
2,434	Gentex Corporation	47,244
616	Gilead Sciences, Inc.	46,175
1,344	Hologic, Inc. (a)	50,870
352	Jazz Pharmaceuticals plc (a)	49,819
1,896	Juniper Networks, Inc.	47,078

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Manufacturing – 33.6% (Continued)
504	LyondellBasell Industries N.V.	$52,179
1,530	Mallinckrodt plc (a)	48,455
1,010	Michael Kors Holdings, Ltd. (a)	49,298
556	Motorola Solutions, Inc.	50,340
1,368	Pfizer, Inc.	47,962
944	QUALCOMM, Inc.	48,153
324	Snap On, Inc.	51,121
446	Spectrum Brands Holdings, Inc.	49,024
1,542	Teradata Corporation (a)	51,580
406	United Therapeutics Corporation (a)	48,148
		839,824

	Professional, Scientific, and Technical Services – 13.7%
356	Accenture plc Ireland – Class A	50,680
266	Amgen, Inc.	46,609
142	Biogen, Inc. (a)	44,256
424	F5 Networks, Inc. (a)	51,418
434	ICON plc (a)	51,585
764	Maximus, Inc.	50,753
1,238	Nielsen Holdings plc	45,893
		341,194

	Retail Trade – 19.5%
2,348	Bed Bath & Beyond, Inc.	46,725
680	CVS Health Corporation	46,600
864	Express Scripts Holding Company (a)	52,955
1,192	L Brands, Inc.	51,304
338	Mckesson Corporation	46,604
2,448	Michaels Companies, Inc. (a)	47,540
782	Ross Stores, Inc.	49,649
688	TJX Companies, Inc.	48,023
976	Williams-Sonoma, Inc.	50,362
240	W.W. Grainger, Inc.	47,448
		487,210
	TOTAL COMMON STOCKS
	(Cost $2,467,508)	2,467,509

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 0.5%
	SPDR S&P 500 ETF Put Option
1,565	Expiration: January 2018;
	Strike Price: $180.00	40,241,299	$11,737
	TOTAL PURCHASED OPTIONS
	(Cost $13,303)		11,737
	TOTAL INVESTMENTS – 99.3%
	(Cost $2,480,811)		2,479,246
	Other Assets in Excess of Liabilities – 0.7%		19,214
	NET ASSETS – 100%		$2,498,460

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
ASSETS
Investments in securities, at value*	$40,492,626	$2,479,246
Cash	89,306	25
Dividends receivable	7,390	—
Receivable for capital shares sold	—	2,500,000
Total assets	40,589,322	4,979,271

LIABILITIES
Management fees payable	25,267	—
Payable for securities purchased	—	2,480,811
Total liabilities	25,267	2,480,811

NET ASSETS	$40,564,055	$2,498,460

Net assets consist of:
Paid-in capital	$35,186,115	$2,500,025
Undistributed (accumulated) net
investment income (loss)	83,466	—
Accumulated net realized gain (loss)
on investments	287,607	—
Net unrealized appreciation (depreciation) of:
Investments	5,006,867	(1,565)
Net assets	$40,564,055	$2,498,460

Net asset value:
Net assets	$40,564,055	$2,498,460
Shares outstanding^	1,350,000	100,000
Net asset value, offering and
redemption price per share	$30.05	$24.98

* Identified Cost:
Investment in securities	$35,485,759	$2,480,811

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2017 (Unaudited)

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF*
INCOME
Dividends	$168,005	$—
Total investment income	168,005	—

EXPENSES
Management fees	132,532	—
Total expenses	132,532	—
Net investment income (loss)	35,473	—

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,778,237	—
Change in unrealized appreciation
(depreciation) on investments	2,405,074	(1,565)
Net realized and unrealized
gain (loss) on investments	4,183,311	(1,565)
Net increase (decrease) in net assets
resulting from operations	$4,218,784	$(1,565)

*	The Fund commenced operations on October 31, 2017. The information presented is for only October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	October 31, 2017	Period Ended
	(Unaudited)	April 30, 2017*
OPERATIONS
Net investment income (loss)	$35,473	$244,872
Net realized gain (loss) on investments	1,778,237	(1,518,199)
Change in unrealized appreciation
(depreciation) of investments	2,405,074	2,601,793
Net increase (decrease) in net assets
resulting from operations	4,218,784	1,328,466

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(169,310)
Total distributions to shareholders	—	(169,310)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	14,162,025	32,055,060
Payments for shares redeemed	(11,030,970)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	3,131,055	32,055,060
Net increase (decrease) in net assets	$7,349,839	$33,214,216

NET ASSETS
Beginning of period	$33,214,216	$—
End of period	$40,564,055	$33,214,216
Undistributed (accumulated) net
investment income (loss)	$83,466	$47,993

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	October 31, 2017	Period Ended
	(Unaudited)	April 30, 2017*
	Shares	Shares
Subscriptions	500,000	1,250,000
Redemptions	(400,000)	—
Net increase (decrease)	100,000	1,250,000

*	The Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2017*
(Unaudited)
OPERATIONS
Net investment income (loss)	$—
Net realized gain (loss) on investments	—
Change in unrealized appreciation (depreciation)
of investments	(1,565)
Net increase (decrease) in net assets
resulting from operations	(1,565)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,500,025
Payments for shares redeemed	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,500,025
Net increase (decrease) in net assets	$2,498,460

NET ASSETS
Beginning of period	$—
End of period	$2,498,460
Undistributed (accumulated) net
investment income (loss)	$—

(a)	A summary of capital share transactions is as follows:

Period Ended
October 31, 2017*
(Unaudited)
Shares
Subscriptions	100,000
Net increase (decrease)	100,000

*	The Fund commenced operations on October 31, 2017. The information presented is for only October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	October 31, 2017		Period Ended
	(Unaudited)		April 30, 2017(1)
Net asset value, beginning of period	$26.57		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.03		0.28
Net realized and unrealized
gain (loss) on investments	3.45		1.47
Total from investment operations	3.48		1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.18)
Total distributions	—		(0.18)

Net asset value, end of period	$30.05		$26.57
Total return	13.08	%(3)	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$40,564		$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79	%(4)
Net investment income (loss)
to average net assets	0.21	%(4)	1.21	%(4)
Portfolio turnover rate(5)	71	%(3)	144	%(3)

(1)	Commenced operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2017(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	—
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment operations	(0.02)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Total distributions	—

Net asset value, end of period	$24.98

Total return	(0.08	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,498

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets*	0.00	%(4)*
Net investment income (loss) to average net assets	0.00	%(4)
Portfolio turnover rate(5)	0	%(3)

(1)	Commenced operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
*	The Fund has a 0.79% unified management fee. Since there was one day of operations as of the date of this report, there were no management fees yet incurred.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Aptus Behavioral Momentum ETF commenced operations on June 8, 2016 and its investment objective is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index.  The Aptus Fortified Value ETF commenced operations on October 31, 2017 and its investment objective is to track the performance, before fees and expenses, of the Aptus Fortified Value Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the United States of America generally accepted accounting principles (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Prices denominated in foreign currencies are

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2017:

Aptus Behavioral Momentum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,492,626	$—	$—	$40,492,626
Total Investments
in Securities	$40,492,626	$—	$—	$40,492,626

^	See Schedule of Investments for breakout of investments by sector classification.

Aptus Fortified Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,467,509	$—	$—	$2,467,509
Put Options	—	11,737	—	11,737
Total Investments
in Securities	$2,467,509	$11,737	$—	$2,479,246

^	See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment company and distributes substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to October 31, 2017, that materially impacted the amounts or disclosures in each Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser. For services provided to the Funds, each of the Funds pays the Adviser an annual rate of 0.79% based on the Fund’s average daily net assets.

During the period May 1, 2017 through August 30, 2017, Aptus Behavioral Momentum ETF was sub-advised by Penserra Capital Management LLC (“Penserra”). During this period, the Fund paid Penserra Securities, LLC, an affiliate of Penserra, $56 in brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

the Board; monitors the activities of the Funds’ custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended October 31, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$28,181,881	$23,700,253
Aptus Fortified Value ETF	$13,303	$—

During the period ended October 31, 2017, there were no purchases or sales of U.S. Government securities.

During the period ended October 31, 2017, in-kind transactions associated with creations were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$9,868,536	$11,205,758
Aptus Fortified Value ETF	$2,467,508	$—

NOTE 5 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2017.

There were no distributions paid by the Funds during the six-months ended October 31, 2017. During the year ended April 30, 2017 Aptus Behavioral Momentum ETF paid a distribution of $169,310 of ordinary income.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of October 31, 2017 was as follows+:

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
Tax cost of investments	$35,485,759	$2,480,811
Gross tax unrealized appreciation	5,006,867	—
Gross tax unrealized depreciation	—	(1,565)
Total unrealized appreciation/(depreciation)	$5,006,867	$(1,565)

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

As of April 30, 2017, Aptus Behavioral Momentum ETF’s components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Total unrealized appreciation/(depreciation)	$2,538,436
Undistributed ordinary income	47,993
Undistributed long-term capital gains	—
Total distributable earnings	47,993
Other accumulated gain/(loss)	(1,427,273)
Total accumulated gain/(loss)	$1,159,156

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to recognizing losses from wash sales.

As of April 30, 2017, Aptus Behavioral Momentum ETF deferred, on a tax-basis, no post-October capital losses or late-year ordinary losses.

As of April 30, 2017, Aptus Behavioral Momentum ETF had a short-term capital loss carryforward of $1,427,273. This amount does not have an expiration date.

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations are included in the following tables.

Options Contracts.  Aptus Fortified Value ETF may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the

Aptus ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

The average volume of derivative activity during the period ended October 31, 2017, is as follows:

Aptus Fortified Value ETF	Average Market Value
Purchased Options	$11,737

The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended October 31, 2017, is follows:

Aptus Fortified Value ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not	Statement of		Statement of
Accounted For as	Assets and		Assets and
Hedging Instruments	Liabilities	Fair	Liabilities	Fair
Under ASC 815	Location	Value	Location	Value
Purchased Options	Investments in		None
securities, at
	fair value	$11,737		$—

The effect of derivative instruments on the Statements of Operations for the period ended October 30, 2017, is as follows:

Aptus Fortified Value ETF

Change in
Derivatives Not			Unrealized
Accounted For as			Appreciation
Hedging Instruments	Statement of	Net	(Depreciation)
Under ASC 815	Operations Location	Realized Gain	on Investments
Purchased Options	Net realized and
unrealized gain (loss)
	on investments	$—	$(1,566)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe Global Markets, Inc. (“Cboe”).  Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk.  To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”), and the Trust, on behalf of the Aptus Fortified Value ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program and the Adviser’s experience managing another series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

regulations and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board noted that the Adviser currently serves as the adviser to another series of the Trust.

Historical Performance.  The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered that, because the Fund is designed to track the performance of an index, the Board in the future would focus on whether the Fund achieved its investment objectives as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale.  The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of competitors for the Fund, as identified by management (“Selected Peer Group”), which was composed of a significant number of index-based and actively-managed smart-beta exchange-traded funds. The Board noted that the expense ratio for the Fund was significantly higher than the median for the Selected Peer Group. The Board further noted that many of the funds in the Selected Peer Group with significantly lower expense ratios were part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the proprietary nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Aptus ETFs

EXPENSE EXAMPLES
For the Periods Ended October 31, 2017 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 – October 31, 2017) for Aptus Behavioral Momentum ETF and current period (for the day of October 31, 2017) for Aptus Fortified Value ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES
For the Periods Ended October 31, 2017 (Unaudited) (Continued)

Aptus Behavioral Momentum ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 1, 2017	October 31, 2017	During the Period(1)
Actual	$1,000.00	$1,130.80	$4.24
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Aptus Fortified Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 31, 2017	October 31, 2017	During the Period(2)
Actual	$1,000.00	$1,000.00	$0.00
Hypothetical (5% annual	$1,000.00	$1,000.12	$0.00
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 0.00%, multiplied by the average value during the period, multiplied by the number of days in the current period, 1 day, and divided by the number of days in the most recent twelve-month period, 365 days. Under normal circumstances the Fund has a 0.79% unified management fee. Since there was one day of operations as of the date of this report, there were no management fees yet incurred.

Aptus ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.aptusfund.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusfund.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aptusfund.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusfund.com.

 (This Page Intentionally Left Blank.)

Adviser
Aptus Capital Advisors, LLC
407 Johnson Avenue
Fairhope, Alabama 36532

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF
Symbol – BEMO
CUSIP – 26922A784

Aptus Fortified Value ETF
Symbol – FTVA
CUSIP – 26922A610

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    January 5, 2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    January 5, 2018

* Print the name and title of each signing officer under his or her signature.